Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.08	₪ 0.08
Ordinary shares, authorized	12,500,000	12,500,000
Ordinary shares, issued	2,998,278	1,987,005
Ordinary shares, outstanding	2,998,278	1,987,005